Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 121,133.2	$ 4,086.8	$ 128,335.3
Past due over 121 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	341.4
Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	105,295.2		108,411.4
Past due but not impaired [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	13,984.1		15,017.8
Past due but not impaired [member] | Past due 31-60 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	929.7		1,844.8
Past due but not impaired [member] | Past due 61-120 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 582.8		$ 3,061.3